Trade and Other Payables (Details) - Schedule of trade and other payables - ILS (₪) ₪ in Millions		Dec. 31, 2019	Dec. 31, 2018
Schedule of trade and other payables [Abstract]
Open accounts	[1]	₪ 755	₪ 862
Checks payable		2	21
Trade payables		757	883
Other payables including derivatives:
Liabilities to employees and other liabilities for salaries		368	352
Advance payment for Sakia property (see Note 13)			155
Institutions		70	82
Accrued interest		37	47
Deferred income		101	103
Derivatives		55	43
Other payables		37	37
Total other payables including derivatives		668	819
Total Trade and Other Payables		₪ 1,425	₪ 1,702

[1]	Of which, the carrying amount of trade payables that are payable to related parties as at December 31, 2019 amounts to NIS 2 (as at December 31, 2018 - NIS 2).